ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2020
Description of accounts receivable
	June 30, 2020 (Unaudited)	December 31, 2019
Accounts receivable- Sino-foreign Jointly Managed Academic Program	$339,466	$37,296
Accounts receivable- Overseas Study Consulting Services	-	480,895
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$339,466	$518,191